As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on December 13, 2000                      Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 23 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------


It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
      X        on December 14, 2000 pursuant to paragraph (b) of Rule 485
   --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).


C403BBF.DOT - 33301107.DOC
11/28/00 7:16PM

                                            VARIABLE ANNUITY ACCOUNT C
                                               CROSS REFERENCE SHEET



                                                                                   LOCATION - PROSPECTUS DATED MAY
                                                                                        1, 2000, AS AMENDED BY
                                                                                          SUPPLEMENTS DATED
FORM N-4                                                                         AUGUST 7, 2000, SEPTEMBER 12, 2000,
ITEM NO.                          PART A (PROSPECTUS)                                   AND DECEMBER 14, 2000
        1         Cover Page...........................................Cover Page


        2         Definitions..........................................Not Applicable


        3         Synopsis.............................................Contract Overview; Fee Tables, as amended


        4         Condensed Financial Information......................Condensed Financial Information; Appendix VI -
                                                                       Condensed Financial Information

        5         General Description of Registrant, Depositor,
                  and Portfolio Companies..............................Other Topics - The Company, Variable Annuity
                                                                       Account C; Appendix V - Fund Descriptions, as
                                                                       amended

        6         Deductions and Expenses..............................Fee Table and as amended; Fees, as amended


        7         General Description of Variable
                  Annuity Contracts....................................Contract Overview; Other Topics


        8         Annuity Period.......................................The Income Phase


        9         Death Benefit........................................Death Benefit


       10         Purchases and Contract Value.........................Contract Purchase and Participation; Your
                                                                       Account Value

       11         Redemptions..........................................Right to Cancel; Withdrawals; Systematic
                                                                       Distribution Options

       12         Taxes................................................Taxation, as amended

       13         Legal Proceedings....................................Other Topics - Legal Matters and Proceedings,
                                                                       as amended

       14         Table of Contents of the Statement of
                  Additional Information...............................Contents of the Statement of Additional
                                                                       Information


                                                                                         LOCATION - STATEMENT OF
                                                                                       ADDITIONAL INFORMATION DATED
                                                                                        MAY 1, 2000, AS AMENDED BY
                                                                                            SUPPLEMENTS DATED
    FORM N-4                       PART B (STATEMENT OF                                   SEPTEMBER 12, 2000 AND
    ITEM NO.                      ADDITIONAL INFORMATION)                                   DECEMBER 14, 2000
       15         Cover Page...............................................Cover page


       16         Table of Contents........................................Table of Contents


       17         General Information and History..........................General Information and History


       18         Services.................................................General Information and History; Independent
                                                                           Auditors

       19         Purchase of Securities Being Offered.....................Offering and Purchase of Contracts


       20         Underwriters.............................................Offering and Purchase of Contracts


       21         Calculation of Performance Data..........................Performance Data; Average Annual Total
                                                                           Return Quotations, as amended

       22         Annuity Payments.........................................Income Phase Payments


       23         Financial Statements.....................................Financial Statements


                                     PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B


The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 23 by reference to Registrant's filing under Rule 497(c), as filed on May 2, 2000, by reference to Registrant's filing under Rule 497(c) on August 7, 2000, by reference to Registrant's filing under Rule 497(e) on August 21, 2000, and by reference to Registrant's filing under Rule 497(c), as filed on September 12, 2000 (File No. 333-01107).

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 23 by reference to Registrant's filing under Rule 497(c), as filed on May 2, 2000, and by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000 and declared effective on August 15, 2000, and by reference to Registrant's filing under Rule 497(e), as filed on August 21, 2000 (File No. 333-01107).

A Supplement dated December 14, 2000, to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
               -  Statement of Assets and Liabilities as of December 31, 1999
               -  Statement of Operations for the year ended December 31, 1999
               - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
               -  Condensed Financial Information for the year ended
                  December 31, 1999
               -  Notes to Financial Statements
               -  Independent Auditors' Report
               Financial Statements of the Depositor:
               -  Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
               -  Consolidated Balance Sheets as of December 31, 1999 and 1998
               - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
               - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
               -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
         (2)    Not applicable
         (3.1)  Broker-Dealer Agreement(2)
         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc (4)
         (4.1)  Variable Annuity Contract (G-CDA(12/99))(5)
         (4.2)  Variable Annuity Contract Certificate (C-CDA(12/99))(5)
         (4.3) Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)

         (4.4) Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
         (4.5)  Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99)
                and Contract Certificate C-CDA(12/99)(5)
         (4.6)  Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99)
                and Contract Certificate C-CDA(12/99)(5)
         (4.7) Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
         (4.8)  Variable Annuity Contract (G-CDA-99(NY))(5)
         (4.9)  Variable Annuity Contract Certificate
                (C-CDA-99(NY))(5)
        (4.10)  Endorsement (E-MMGDB-99(NY)) to Contract
                G-CDA-99(NY) and Contract Certificate C-CDA-99(NY)(5) (4.11) Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                Contract Certificate C-CDA-99(NY)(5)
        (4.12)  Variable Annuity Contract (G-CDA(99))(5)
        (4.13) Variable Annuity Contract Certificate (C-CDA(99))(5) (4.14) Group Combination Annuity Contract (Nonparticipating)
                (A001RP95)(6)
        (4.15) Group Combination Annuity Certificate (Nonparticipating) (A007RC95)(6)
        (4.16)  Group Combination Annuity Contract (Nonparticipating)
                (A020RV95)(6)
        (4.17) Group Combination Annuity Certificate (Nonparticipating) (A027RV95)(6)
        (4.18)  Variable Annuity Contract (G-CDA-IA(RP))(3)
        (4.19) Variable Annuity Contract Certificate (GTCC-IA(RP))(7) (4.20) Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
        (4.21)  Variable Annuity Contract (G-CDA-HF)(8)
        (4.22)  Variable Annuity Contract Certificate (GTCC-HF)(9)
        (4.23)  Variable Annuity Contract Certificate (GDCC-HF)(5)
        (4.24)  Variable Annuity Contract (G-CDA-HD)(10)
        (4.25)  Variable Annuity Contract Certificate (GTCC-HD)(7)
        (4.26)  Variable Annuity Contract Certificate (GDCC-HD)(5)
        (4.27)  Variable Annuity Contract (GID-CDA-HO)(11)
        (4.28)  Variable Annuity Contract (GLID-CDA-HO)(11)
        (4.29)  Variable Annuity Contract (GSD-CDA-HO)(11)
        (4.30)  Variable Annuity Contract (G-CDA-HD(XC))(5)
        (4.31)  Variable Annuity Contract Certificate (GDCC-HO)(5)
        (4.32) Variable Annuity Contract Certificate (GDCC-HD(XC))(5) (4.33) Variable Annuity Contract Certificate (GTCC-HD(XC))(5) (4.34) Variable Annuity Contract Certificate (GTCC-HO)(5)
        (4.35) Variable Annuity Contract Certificate (GTCC-96(ORP))(5) (4.36) Variable Annuity Contract (G-CDA-96(ORP))(5)
        (4.37)  Variable Annuity Contract Certificate (GTCC-96(TORP))(5)

        (4.38) Variable Annuity Contract Certificate (GTCC-IB(ATORP))(5) (4.39) Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
        (4.40)  Variable Annuity Contract (GST-CDA-HO)(12)
        (4.41)  Variable Annuity Contract (I-CDA-HD)(12)
        (4.42)  Variable Annuity Contract (G-CDA-IB(ATORP))(13)
        (4.43) Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate (GTCC-95(TORP))(13)
        (4.44)  Variable Annuity Contract (G-CDA-IB(AORP))(13)
        (4.45) Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate (GTCC-95(ORP))(13)
        (4.46) Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))(13) (4.47) Variable Annuity Contract (G-CDA-96(TORP))(14)
        (4.48)  Variable Annuity Contract (IA-CDA-IA)(8)
        (4.49)  Variable Annuity Contract (GIT-CDA-HO)(12)
        (4.50)  Variable Annuity Contract (GLIT-CDA-HO)(12)
        (4.51)  Variable Annuity Contract (I-CDA-98(ORP))(8)
        (4.52)  Endorsement for Exchanged Contract (EINRP95) to
                Contract A001RP95(6)
        (4.53)  Endorsement for Exchanged Contract (EINRV95) to
                Contract A020RV95(6)
        (4.54) Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(14) (4.55) Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                A020RV95(15)
        (4.56)  Endorsement (E1OMNI97) to Contract A001RP95(16)
        (4.57)  Endorsement (E2OMNI97) to Contract A001RP95(16)
        (4.58)  Endorsement (E1FXPL97) to Contract A001RP95(16)
        (4.59) Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(8) (4.60) Endorsement (EINRP97) to Contract A001RP95(8)
        (4.61)  Endorsement (EINRV97) to Contract A020RV95(8)
        (4.62) Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(8) (4.63) Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17) (4.64) Endorsement (EINRV98) to Contract A020RV95(8)
        (4.65)  Endorsement (EINRP98) to Contract A001RP95(8)
        (4.66) Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF, G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
        (4.67) Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and GLID-CDA-HO(18)
        (4.68) Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP)(19)
        (4.69) Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)

        (4.70)  Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95(20)
        (4.71) Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate GTCC-HF(21)
        (4.72)  Endorsement (EFUND97) to
                Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO(8) (4.73) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(22) (4.74) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                and GSD-CDA-HO(22)
        (4.75)  Endorsement (E3KSDC96) to Variable Annuity Contract
                GLID-CDA-HO(23)
        (4.76)  Endorsement (EMETHO96) to Variable Annuity Contract
                GLID-CDA-HO(24)
        (4.77)  Endorsement (ENEMHF96) to Variable Annuity Contract
                G-CDA-HF(24)
        (4.78)  Endorsement (E2ME96) to Variable Annuity Contract
                GLID-CDA-HO(25)
        (4.79) Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP)(14)
        (4.80) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract IA-CDA-IA(26)
        (4.81) Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(27) (4.82) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
                GST-CDA-HO(27)
        (4.83) Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(27)
        (4.84)  Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
        (4.85) Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract Certificate C-CDA (99)(28)
        (4.86) Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(28)
        (4.87) Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(5)
        (4.88) Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(28)
        (4.89) Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract Certificate C-CDA(99)(28)
        (4.90) Endorsement (EGET-99) to Contracts A001RP95, A020RV95, G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
                G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC),
                G-CDA-IB(ATORP), G,CDA-IB(TORP), G-CDA-IB(AORP),
                G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and

                Contract Certificates A007RC95, A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC)(28)

        (4.91) Variable Annuity Contract Schedule I (A001RP95(1/98))(8) (4.92) Variable Annuity Contract Schedule I (A020RV95(1/98))(8)
         (5.1)  Variable  Annuity Contract Application (300-MOP-96)(29)
         (5.2)  Variable Annuity  Contract Application (300-GTD-IA)(30)
         (5.3) Variable Annuity Contract Application (710.00.16H(11/97))(31) (5.4) Variable Annuity Contract Application
                (710.00.16H(NY)(11/97))(31)
         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(31)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12)
         (6.3)  By-Laws as amended September 17, 1997 of Aetna Life
                Insurance and Annuity Company(32)
         (7)    Not applicable
         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(33)
         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(33)
         (8.3) First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and A I M Advisors, Inc. effective June 30, 1998(4)
         (8.4) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.5) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                Investment Management, Inc. dated as of May 1, 1998(34)
         (8.6)  Second Amendment dated December 31, 1999 to Fund Participation
                Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(5)
         (8.7) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,

                Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(35)
         (8.8) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(35)
         (8.9)  Service Agreement between Aeltus Investment Management, Inc.
                and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                Aetna GET Fund on behalf of each of its series, Aetna
                Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.10) Amendment dated November 4, 1998 to Service Agreement between
                Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(34)
         (8.11) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(35)
         (8.12) Third Amendment dated May 1, 2000 to Service Agreement between
                Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(35)
         (8.13) Fund Participation Agreement dated as of July 1, 2000 between
                Aetna Life Insurance and Annuity Company, American Century Services Corporation, American Century Investment Services,
                Inc.

         (8.14) Fund Participation Agreement among Calvert Responsibly Invested
                Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated
                December 1, 1997(36)
         (8.15) Service Agreement between Calvert Asset Management Company, Inc.
                and Aetna Life Insurance and Annuity Company dated
                December 1, 1997(36)
         (8.16) Fund Participation Agreement dated May 1, 2000 between The
                Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(37)
         (8.17) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.18) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(38)
         (8.19) Sixth Amendment dated November 6, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(39)
         (8.20) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.21) Eighth Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, November 6, 1997 and May 1, 1998(5)
         (8.22) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(12)
         (8.23) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(38)
         (8.24) Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable

                Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                and May 1, 1997(40)
         (8.25) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.26) Eighth Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, January 20, 1998 and May 1, 1998(5)
         (8.27) Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)
         (8.28) Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(38)
         (8.29) Service Contract between Fidelity Distributors Corporation and
                Aetna Life Insurance and Annuity Company dated May 2, 1997(34) (8.30) Fund Participation Agreement among Janus Aspen Series and Aetna
                Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(41)
         (8.31) Amendment dated October 12, 1998 to Fund Participation
                Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                December 8, 1997(34)
         (8.32) Second Amendment dated December 1, 1999 to Fund Participation
                Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                December 8, 1997 and amended on October 12, 1998(5)
         (8.33) Amendment dated as of August 1, 2000 to Fund Participation
                Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                December 8, 1997 and amended on October 12, 1998(36)
         (8.34) Service Agreement between Janus Capital Corporation and Aetna
                Life Insurance and Annuity Company dated December 8, 1997(41) (8.35) First Amendment dated August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997 with respect to the Janus Aspen Series(37)
         (8.36) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(37)

         (8.37) Fund Participation Agreement dated May 11, 1994, between Janus
                Capital Corporation and Aetna Life Insurance and Annuity Company(5)
         (8.38) Amendment dated January 2, 1995 to Fund Participation
                Agreement dated May 11, 1994, between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company(5) (8.39) Amendment dated February 24, 1995 to Fund Participation
                Agreement dated May 11, 1994, between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995(5)
         (8.40) Third Amendment dated May 1, 1995 to Fund Participation
                Agreement dated May 11, 1994, between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company, as
                amended on January 2, 1995 and February 24, 1995(5)
         (8.41) Letter Agreement dated January 1,1996 to Fund Participation
                Agreement dated May 11, 1994, between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and May 1, 1995(5)
         (8.42) Letter Agreement dated February 18, 1999 to Fund Participation
                Agreement dated May 11, 1994, between Janus Capital
                Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996(5)
         (8.43) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and
                Aetna Life Insurance and Annuity Company, as amended on
                January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999(35)
         (8.44) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
         (8.45) Fund Participation Agreement dated March 11, 1997 between Aetna
                Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(42)
         (8.46) First Amendment dated December 1, 1999 to Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(5)
         (8.47) Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(42)
         (8.48) Fund Participation Agreement dated August 15, 2000 between
                Oppenheimer and Aetna Life Insurance and Annuity Company
         (8.49) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company
         (8.50) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated
                Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company

         (8.51) Shareholder Services Agreement dated October 4, 1999 between
                Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.
         (8.52) First Amendment dated August 15, 2000 to the Shareholder
                Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable
         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data(17)
         (14.1) Powers of Attorney(4)
         (14.2) Authorization for Signatures(3)


1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
    April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
    April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
    July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
    April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
    April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.

15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
32. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
33. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
34. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
35. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

36. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
37. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
38. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
39. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
40. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
41. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
42. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL
BUSINESS ADDRESS*                   POSITIONS AND OFFICES WITH DEPOSITOR
------------------                  ------------------------------------
Thomas J. McInerney                 Director and President

Allan Baker                         Director and Senior Vice President

Catherine H. Smith                  Director, Senior Vice President and Chief
                                    Financial Officer

Kirk P. Wickman                     Senior Vice President, General Counsel and
                                    Corporate Secretary

Deborah Koltenuk                    Vice President, Corporate Controller and Assistant
                                    Treasurer

Brian Murphy                        Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 583,777 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.  INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29.  PRINCIPAL UNDERWRITER

              (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna). Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

              (b) The following are the directors and principal officers of the Principal Underwriter:


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                     PRINCIPAL UNDERWRITER
------------------                    --------------------------
Maureen M. Gillis                     Director and President

Allan Baker                           Director and Senior Vice President

Robert L. Francis                     Director and Senior Vice President

Marie Augsberger                      Senior Vice President

Steven A. Haxton                      Senior Vice President

Gary J. Hegedus                       Senior Vice President

Deborah Koltenuk                      Vice President, Treasurer and Chief Financial
                                      Officer

Therese Squillacote                   Vice President and Chief Compliance Officer

John F. Todd                          Corporate Secretary and Counsel (Chief Legal
                                      Officer)

Martin T. Conroy                      Vice President and Assistant Treasurer

Reginald Bowen                        Vice President

Christina Lareau                      Vice President

Dwyatt McClain                        Vice President

Terran Titus                          Vice President

William T. Abramowicz                 Vice President

Douglas J. Ambrose                    Vice President

Louis E. Bachetti                     Vice President

Ronald R. Barhorst                    Vice President

Robert H. Barley                      Vice President

Steven M. Bresler                     Vice President

David Brounley                        Vice President



NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                     PRINCIPAL UNDERWRITER
------------------                    --------------------------
Daniel P. Charles                     Vice President

Brian D. Comer                        Vice President

Albert J. DiCristofaro, Jr.           Vice President

John B. Finigan                       Vice President

Brian P. Harrington                   Vice President

Bernard P. Heffernon                  Vice President

William S. Jasien                     Vice President

Jess D. Kravitz                       Vice President

George D. Lessner                     Vice President

Katherine E. Lewis                    Vice President

Susan J. Lewis                        Vice President

James F. Lille                        Vice President

David J. Linney                       Vice President

Richard T. Mason                      Vice President

Joseph F. McClain                     Vice President

Pamela Mulvey                         Vice President

W. Michael Montgomery                 Vice President

Scott T. Neeb                         Vice President

Patrick F. O'Christie                 Vice President

Paueltte Playce                       Vice President

Marcellous J. Reed                    Vice President

Charles A. Dklader                    Vice President

Frank W. Snodgrass                    Vice President

S. Bradford Vaughan, Jr.              Vice President



NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*                     PRINCIPAL UNDERWRITER
------------------                    --------------------------
Mark Woolhiser                        Vice President

David A. Kelsey                       Assistant Vice President

Rose-Marie DeRensis                   Assistant Corporate Secretary

Melinda L. Dziavit                    Assistant Corporate Secretary

* The principal business address of all directors and officers listed is:
151 Farmington Avenue, Hartford, Connecticut  06156


              (c)   Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                     Aetna Life Insurance and Annuity Company
                     151 Farmington Avenue
                     Hartford, Connecticut 06156

ITEM 31.  MANAGEMENT SERVICES

     Not applicable

ITEM 32.  UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No- Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                      (REGISTRANT)

                                 By:  AETNA LIFE INSURANCE AND ANNUITY
                                      COMPANY
                                        (DEPOSITOR)


                                 By:  Thomas J. McInerney*
                                      ---------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                                    DATE
---------                             -----                                    ----

Thomas J. McInerney*                  Director and President              )
------------------------------------  (principal executive officer)       )
Thomas J. McInerney                                                       )
                                                                          )
Allan Baker*                           Director                           )     December
------------------------------------                                      )
Allan Baker                                                               )     13, 2000
                                                                          )
Catherine H. Smith*                   Director and Chief Financial        )
------------------------------------  Officer                             )
Catherine H. Smith                                                        )
                                                                          )
Deborah Koltenuk*                     Corporate Controller                )
-----------------------------------                                       )
Deborah Koltenuk                                                          )


By:   /s/ Julie E. Rockmore
      --------------------------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                         VARIABLE ANNUITY ACCOUNT C
                               EXHIBIT INDEX


EXHIBIT NO.         EXHIBIT
-----------         -------
99-B.8.13           Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
                    Insurance and Annuity Company, American Century Services Corporation,
                    American Century Investment Services, Inc.                                          --------------

99-B.8.16           Fund Participation Agreement dated May 1, 2000 between The Chapman
                    Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity
                    Company
                                                                                                         -------------
99-B.8.48           Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company

99-B.8.49           Fund Participation Agreement dated as of August 8, 2000 by and between
                    PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity
                    Company                                                                             --------------

99-B.8.50           Fund Participation Agreement dated as of August 15, 2000 by and between
                    Federated Services Company, Federated Distributors, Wachovia Bank,
                    NA and Aetna Life Insurance and Annuity Company
                                                                                                         -------------

99-B.8.51           Shareholder Services Agreement dated October 4,1999
                    between Federated Administrative Services for the
                    Wachovia Funds and the Wachovia Municipal Funds and
                    Aetna Investment Services, Inc.
                                                                                                         -------------

99-B.8.52           First Amendment dated August 15, 2000 to the Shareholder Services
                    Agreement by and among Aetna Investment Services, Inc. and Federated
                    Administrative Services
                                                                                                         -------------

99-B.9              Opinion and Consent of Counsel
                                                                                                         -------------

99-B.10             Consent of Independent Auditors
                                                                                                         -------------